EVENTS AFTER THE REPORTING PERIOD (Details Narrative)	Jan. 13, 2022
Event After Reporting Period [Member]
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Description of nature of non-adjusting event after reporting period	The MOU is non-binding and aims the incorporation of a joint operation that will act in the complete chain of chicken production in Saudi Arabia and promote the sale of fresh, frozen and processed products, in addition to a Halal Business Hub in Saudi Arabia. The MOU reinforces the Company’s commitment with its strategic plan, in particular with food security in the Gulf region.